Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted weighted average common shares outstanding (in Shares) (in Shares)	5,354,366	1,580,289	2,927,853	1,282,098
Diluted loss per common share from continuing operations (in Dollars per share)	$ (0.48)	$ (13.42)	$ (20.35)	$ (24.24)
Diluted earnings (loss) per common share from discontinued operations (in Dollars per share)	0.02	(0.47)	(6.98)	(0.19)
Diluted loss per common share (in Dollars per share)	$ (0.46)	$ (13.89)	$ (27.33)	$ (24.44)